WISDOMTREE TRUST

WisdomTree Total Dividend Fund

WisdomTree LargeCap Dividend Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree High Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

(Ticker Symbols: DTD, DLN, DON, DES, DHS, DTN, EXT, EPS, EZM, EES and EZY, respectively)

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following name changes for each Fund listed below are effective as of June 30, 2017. These are name changes only and the name changes do not impact any Fund’s investment objective or strategy.

Prior to June 30, 2017	Effective on June 30, 2017
WisdomTree Total Dividend Fund	WisdomTree U.S. Total Dividend Fund
WisdomTree LargeCap Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
WisdomTree MidCap Dividend Fund	WisdomTree U.S. MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund	WisdomTree U.S. SmallCap Dividend Fund
WisdomTree High Dividend Fund	WisdomTree U.S. High Dividend Fund
WisdomTree Dividend ex-Financials Fund	WisdomTree U.S. Dividend ex-Financials Fund
WisdomTree Total Earnings Fund	WisdomTree U.S. Total Earnings Fund
WisdomTree Earnings 500 Fund	WisdomTree U.S. Earnings 500 Fund
WisdomTree MidCap Earnings Fund	WisdomTree U.S. MidCap Earnings Fund
WisdomTree SmallCap Earnings Fund	WisdomTree U.S. SmallCap Earnings Fund
WisdomTree LargeCap Value Fund	WisdomTree U.S. LargeCap Value Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-002-0617